Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Future minimum lease payments under noncancelable operating leases
2012	$ 4,551
2013	3,378
2014	2,554
2015	1,354
2016
Thereafter
Total minimum lease payments	$ 11,837